LEASES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
Operating Lease Right-of-Use Assets	$ 12,946	$ 13,946	$ 23,978
Operating Lease Liabilities	$ 14,437	$ 15,084	$ 23,950